Subsequent Events (Details) - USD ($)	1 Months Ended
	Jan. 31, 2022	Mar. 31, 2021
Subsequent Events (Details) [Line Items]
Aggregate principal amount		$ 161,020
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount	$ 127,836